Share-based compensation - Parent Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 929,098	¥ 52,714	¥ 6,802
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	716,411	¥ 28,772	¥ 799
Unrecognized compensation expense	¥ 5,230,764
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	2 years 7 months 10 days
Number of options vested			0
Number of options exercised	0	0